               AIM OPPORTUNITIES I FUND - CLASS A, B AND C SHARES

                        Supplement dated November 8, 2006
                    to the Prospectus dated February 28, 2006
                  as supplemented April 21, 2006, May 8, 2006,
                June 2, 2006, July 5, 2006 and September 20, 2006



The Board of Trustees of AIM Special Opportunities Funds ("ASOF"), unanimously approved, on November 8, 2006, an Agreement and Plan of Reorganization ("Agreement") pursuant to which AIM Opportunities I Fund ("Opportunities I Fund"), a series of ASOF, would transfer all of its assets to AIM Small Cap Equity Fund ("Small Cap Equity Fund"), a series of AIM Funds Group. The Agreement requires approval by Opportunities I Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about March 15, 2007. If the Agreement is approved by shareholders of Opportunities I Fund and certain conditions required by the Agreement are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Opportunities I Fund will receive a corresponding class of shares of Small Cap Equity Fund in exchange for their shares of Opportunities I Fund, and Opportunities I Fund will cease operations.

It is anticipated that Opportunities I Fund will close to new investors during the first quarter of 2007.

               AIM OPPORTUNITIES II FUND - CLASS A, B AND C SHARES

                        Supplement dated November 8, 2006
                    to the Prospectus dated February 28, 2006
           as supplemented April 21, 2006, May 8, 2006, June 2, 2006,
               June 30, 2006, July 5, 2006 and September 20, 2006



The Board of Trustees of AIM Special Opportunities Funds ("ASOF"), unanimously approved, on November 8, 2006, an Agreement and Plan of Reorganization ("Agreement") pursuant to which AIM Opportunities II Fund ("Opportunities II Fund"), a series of ASOF, would transfer all of its assets to AIM Select Equity Fund ("Select Equity Fund"), a series of AIM Funds Group. The Agreement requires approval by Opportunities II Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about March 15, 2007. If the Agreement is approved by shareholders of Opportunities II Fund and certain conditions required by the Agreement are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Opportunities II Fund will receive a corresponding class of shares of Select Equity Fund in exchange for their shares of Opportunities II Fund, and Opportunities II Fund will cease operations.

It is anticipated that Opportunities II Fund will close to new investors during the first quarter of 2007.

              AIM OPPORTUNITIES III FUND - CLASS A, B AND C SHARES

                        Supplement dated November 8, 2006
                    to the Prospectus dated February 28, 2006
           as supplemented April 21, 2006, May 8, 2006, June 2, 2006,
               June 30, 2006, July 5, 2006 and September 20, 2006



The Board of Trustees of AIM Special Opportunities Funds ("ASOF"), unanimously approved, on November 8, 2006, an Agreement and Plan of Reorganization ("Agreement") pursuant to which AIM Opportunities III Fund ("Opportunities III Fund"), a series of ASOF, would transfer all of its assets to AIM Select Equity Fund ("Select Equity Fund"), a series of AIM Funds Group. The Agreement requires approval by Opportunities III Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about March 15, 2007. If the Agreement is approved by shareholders of Opportunities III Fund and certain conditions required by the Agreement are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Opportunities III Fund will receive a corresponding class of shares of Select Equity Fund in exchange for their shares of Opportunities III Fund, and Opportunities III Fund will cease operations.

It is anticipated that Opportunities III Fund will close to new investors during the first quarter of 2007.